27. Impairment (Details 4) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals		$ 7,339	$ 2,848	$ 2,005
Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount		27,769
Recoverable amount		25,033
Impairment (losses) / reversals		(2,736)
Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount		27,172
Recoverable amount		29,889
Impairment (losses) / reversals	[1]	$ 1,919
Producing properties relating to oil and gas activities in Brazil (5 CGUs) [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Business segment		E&P
Carrying amount		$ 597
Recoverable amount		578
Impairment (losses) / reversals		$ (19)
Producing properties relating to oil and gas activities in Brazil (39 CGUs) [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Business segment		E&P
Carrying amount		$ 26,228
Recoverable amount		23,605
Impairment (losses) / reversals		$ (2,623)
Producing properties relating to oil and gas activities in Brazil (39 CGUs) [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Business segment		E&P
Carrying amount		$ 26,228
Recoverable amount		28,851
Impairment (losses) / reversals	[1]	$ 1,825
Refining plants (3 CGUs) [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Business segment		RT&M
Carrying amount		$ 944
Recoverable amount		850
Impairment (losses) / reversals		$ (94)
Refining plants (3 CGUs) [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Business segment		RT&M
Carrying amount		$ 944
Recoverable amount		1,038
Impairment (losses) / reversals	[1]	$ 94

[1]	When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.